December 31, 2010

Securities and Exchange Commission
Washington, D.C. 20549

Re:	Breda Telephone Corp.
CIK No. 0001084448
Second Amended Annual Report on Form 10-K for Fiscal Year Ended 12/31/09
SEC File No. 0-26525

Ladies and Gentlemen:

Breda Telephone Corp. is filing herewith Breda Telephone Corp.'s second amended annual report on Form 10-K for the fiscal year ended December 31, 2009.

Breda Telephone Corp.'s accountants have advised Breda Telephone Corp. that the financial statements included in the amended Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying those principles or practices.

Please address any inquiries concerning this filing to the undersigned at 712-673-2311.  Written correspondence should be directed to the attention of the undersigned at Breda Telephone Corp., 112 East Main, P.O Box 190, Breda, Iowa 51436.  The facsimile number and e-mail address for written correspondence to the undersigned are, respectively, 712-673-2800 and cdeisbeck@westianet.com.

Thank you.

Respectfully,

/s/Charles J. Deisbeck
Charles J. Deisbeck, Chief
Executive Officer